Filed with the Securities and Exchange Commission on July 13, 2006

1933 Act Registration File No. 33-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	260	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[	X	]
Amendment No.	261	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 765-5348

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Julia Allecta
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor.
San Francisco, CA 94103-0441

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On July 24, 2006 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

PROSPECTUS
July 24, 2006

CAN SLIM® Select Growth Fund
Advised by Duncan-Hurst

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

WWW.DUNCAN-HURST.COM

CAN SLIM® Select Growth Fund

PROSPECTUS
July 24, 2006

This Prospectus contains important information about investment objectives, strategies, and risks of the CAN SLIM® Select Growth Fund (the “Fund”), advised by Duncan-Hurst Capital Management, L.P. (the “Adviser”) that you should know before you invest in it. Please read it carefully and keep it on file for future reference. The Fund is a series of Professionally Managed Portfolios (the “Trust”).

CAN SLIM® Select Growth Fund
C/O U.S. BANCORP FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI 53201-0701
(800) 558-9105
WWW.DUNCAN-HURST.COM

TABLE OF CONTENTS

CAN SLIM® Select Growth Fund	2
Investment Goal	2
Investment Strategies and Philosophy	2
CAN SLIM® Select List	3
Defensive Cash Investments	3
Portfolio Turnover	4
PRINCIPAL RISKS TO CONSIDER	4
Performance Information	6
Fees and Expenses	6
PORTFOLIO HOLDINGS INFORMATION	7
INVESTMENT ADVISER	8
Portfolio Managers	8
Fund Expenses	8
Obtaining Fund Information	9
Minimum Investments	9
HOW TO BUY SHARES	9
HOW TO SELL SHARES	12
PRICING OF FUND SHARES	16
RULE 12B-1 (DISTRIBUTION) PLAN	17
SERVICE FEES-OTHER PAYMENTS TO THIRD PARTIES	17
DIVIDENDS, CAPITAL GAINS AND TAXES	17
TAX CONSEQUENCES	18
FINANCIAL HIGHLIGHTS	18
PRIVACY NOTICE	Inside Back Cover

For more information: (800) 558-9105 or www.duncan-hurst.com

CAN SLIM® Select Growth Fund

CAN SLIM® Select Growth Fund

Investment Goal
The Fund seeks long-term capital appreciation.

Investment Strategies and Philosophy
The Fund invests in an aggressive growth strategy, and seeks long-term capital appreciation from investment in a combination of growth equity securities and cash equivalents. The Fund primarily invests in the common stocks of companies of any size market capitalization; from larger, well-established companies to lesser-established, small- and micro-capitalization companies. In selecting investments for the Fund’s portfolio, the Adviser will make selections primarily from a universe of securities that meet certain investment criteria (see the “CAN SLIM® Select List” below) generated by Investor’s Business Daily® (“IBD®”), a business news publication.1  The “CAN SLIM® Select” in the Fund’s name refers to the CAN SLIM® Select List published by IBD® on its website, www.investors.com. The “CAN SLIM® Select” mark has been licensed to the Adviser by IBD® for use in connection with the Fund under certain circumstances. The Adviser, in turn, has sublicensed to the Fund its rights to use the mark pursuant to a Sublicense Agreement. The Fund is not sponsored, endorsed or sold by IBD®. The Fund will primarily invest in stocks included in the “CAN SLIM® Select Universe” (also, the “CAN SLIM® Select List”) subject to the Adviser’s sole and absolute discretion, and IBD® makes no representation regarding the advisability of investing in the Fund. Generally, the Fund will hold from 50 to 100 issues. At times, the Fund may replicate the cash component of the CAN SLIM® Select List, holding a substantial cash position of up to 50% of its portfolio. Under normal market conditions, the Fund invests at least 80% of its net assets in cash and securities listed on or indicated by the CAN SLIM® Select Universe subject to certain parameters described below. The Fund will not change its investment policy of investing at least 80% of its net assets in cash and securities listed on or indicated by the CAN SLIM® Select Universe except if the Fund is changing its name and upon providing 60 days notice to shareholders of these changes.

The Adviser’s investment process for the Fund begins with an evaluation of companies on the CAN SLIM® Select Universe, which is derived from the CAN SLIM® Select List. Because the “CAN SLIM® Select List” changes daily, the Adviser will consider any company that is on the current CAN SLIM® Select List or has been on the CAN SLIM® Select List within the preceding two months to be in the eligible CAN SLIM® Select Universe. Additionally, the CAN SLIM® Select List includes cash as a component, the Adviser may replicate this cash component in the Fund within the 80% investment guideline.

The Adviser will review the list for new companies to the universe or companies that have fallen out of the universe. In making the determination as to the companies and portfolio weightings of such companies in the Fund’s portfolio, the Adviser considers certain characteristics of the companies in the universe, including company-specific factors as well as industry and market dynamics. Companies that have fallen out of the universe will generally be sold by the Fund at the Adviser’s sole and absolute discretion. However, a company that was an eligible “CAN SLIM® Select Universe” investment at the time of acquisition is not required to be sold if, in the Adviser’s judgment, it would not be in the Fund’s best interest to sell the position.

_________________________
* IBD® and CAN SLIM® Select are registered marks and trademarks of Investor's Business Daily®, Inc., which does not sponsor, endorse, or sell the Fund.

CAN SLIM® Select Growth Fund

Securities of foreign issuers appear on the CAN SLIM® Select List. The Fund may also invest up to 25% of its net assets in securities of foreign issuers that are not publicly traded in the United States, as well as in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and foreign securities traded on the U.S. securities market. Depositary receipts evidence ownership of foreign securities and are traded on domestic and foreign exchanges. Please note that a portion of the Fund’s investments in foreign issuers may be located in emerging market countries, which are countries in the initial stages of their industrialization cycles with low per capita income.

The Fund may invest up to 20% of its net assets in securities that are not and have not been on the “CAN SLIM® Select List” within the immediately preceding two months, provided that in no event will the Adviser allow this portion of the Fund’s portfolio, through market appreciation or otherwise, to exceed 35% of the Fund’s net assets.

CAN SLIM® Select List.
The CAN SLIM® Select List represents those companies that, according to the CAN SLIM® Select List, possess the seven most common characteristics that all great performing stocks have before they make their biggest gains. CAN SLIM® represents these characteristics, as follows:

C =	Current earnings per share should be up and in many cases accelerating in recent quarters. Quarterly sales should also be up or accelerating over prior quarters.
A =	Annual earnings should be up in each of the last three years.
N =	A company should have a new product or service that is fueling earnings growth. The stock should be emerging from a proper chart pattern and about to make a new high in price.
S =	Supply and demand. Shares outstanding can be large or small, but trading volume should be big as the stock price increases.
L =	Leader or laggard? Buy the leading stock in a leading industry.
I =	Institutional sponsorship should be increasing. Invest in stocks showing increasing ownership by mutual funds in recent quarters.
M =
The market indexes should be in a confirmed up trend since three out of four stocks follow the market’s overall trend. Declining market indices under certain conditions may warrant increasing cash position, or investments in cash.

Defensive Cash Investments.
In addition to the stocks in the CAN SLIM® Select Universe, the Fund will also invest in cash, cash equivalents and short-term debt securities and/or money market instruments. Consistent with the “M” in CAN SLIM®, in a downward trending market, fewer stocks will meet the CAN SLIM® criteria and therefore the CAN SLIM® Select List may shrink to fewer than 100 stocks. In downward trending markets, the CAN SLIM® Select List generally indicates a reduction in investments and an increase in the cash position. In response to prevailing market conditions, the Adviser may determine an investment in cash meets the investment strategy.

For periods of time, the Fund may hold a substantial cash position of up to 50% of its portfolio. In fact, the Fund will seek substantial cash positions when the purchase of additional equity securities would not further the investment objective of the Fund during certain periods of time. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested.

CAN SLIM® Select Growth Fund

To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses. Also, the yield paid by a money market fund in which the Fund invests will vary with short-term interest rates. During periods of rising interest rates, such money market fund’s yield will tend to be lower than prevailing interest rates.

Portfolio Turnover.
The Fund’s annual portfolio turnover rate indicates changes in its portfolio investments. The Adviser will sell a security when appropriate and consistent with the Fund’s investment objective and policies regardless of the effect on the Fund’s portfolio turnover rate.

Please note that buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

The Fund expects its portfolio turnover rate to be approximately 300% in a given year. It may vary from year to year and may be higher than 300% since portfolio adjustments are made when conditions affecting relevant markets or individual issues warrant such action. In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.

The Fund may be appropriate for investors who:

•	Are pursuing a long-term goal;

•	Want to add an investment with growth potential to diversify their investment portfolio;

•	Understand and can bear the risks of investing in smaller companies;

•	Seek an aggressive growth fund for asset allocation; or

•	Are willing to accept higher short-term risk along with higher potential for long-term growth of capital.

The Fund may not be appropriate for investors who:

•	Need regular income or stability of principal; or

•	Are pursuing a short-term goal or investing emergency reserves.

Changes in Objectives and Strategies.
The investment objectives, strategies and policies described above may be changed without approval of Fund shareholders upon 30 days’ written notice to shareholders of the Fund. However, the Fund will not change its investment policy of investing at least 80% of its net assets in cash and securities listed on or indicated by the CAN SLIM® Select Universe except if the Fund is changing its name and upon providing 60 days’ notice of these changes.

PRINCIPAL RISKS TO CONSIDER.
All investments, including those in mutual funds, have risks, and there is the risk that you could lose money on your investment. The principal risks of investing in the Fund are summarized below:

CAN SLIM® Select Growth Fund

Market Risk.
Over the long-term, the return on an investment will fluctuate in response to stock market movements. In the short-term, stock prices may fluctuate widely in response to company, economic, or market news. Return on an investment can also be affected by, among other things, changes in market conditions, fluctuations in interest rates, and changes in market cycles. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Management Risk.
There is also the risk that the strategy, research, analysis or security selection used by the Adviser may fail to produce the intended result. In addition, because the Adviser selects stocks from a proprietary list of securities licensed by the Adviser, there is a chance that such license may terminate causing the Fund to shift investment strategies unexpectedly. This could have a negative effect on Fund performance.

Large-Cap Company Risks.
Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risks.
Generally, mid-cap companies may have more potential for growth than large-cap companies. Investing in mid-cap companies, however, may involve greater risk than investing in large-cap companies, and the risks are passed on to the Fund. Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies; therefore, their securities may be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a mid-cap company’s stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time.

Micro-Cap and Small-Cap Company Risks.
Generally, micro-cap, small-cap and less seasoned companies have more potential for rapid growth. They also often involve greater risk than large- or mid-cap companies, and these risks are passed on to the Fund. These smaller-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Micro and small-cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a smaller-cap company’s stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time. Given these risks, an investment in the Fund may be more suitable for long-term investors, who are willing to bear the risk of these fluctuations.

High Portfolio Turnover.
The Fund’s strategy is expected to result in significant portfolio turnover. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to the Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

CAN SLIM® Select Growth Fund

Foreign Securities Risk.
The risk of investing in the securities of foreign companies can be greater than the risk of investing in domestic companies. These risks include unfavorable changes in currency exchange rates, economic and political instability, less governmental supervision and regulation of securities markets, higher transaction costs, and less liquidity. In addition, the Fund is exposed to higher risk in owning these securities because foreign countries have their own rules regarding accounting practices and governmental regulation, which may differ from the rules and policies to which U.S. companies are subject and which may provide for less publicly available information and disclosure. These risks are more pronounced in the securities of companies in emerging markets. These are the markets of countries in the initial stages of their industrialization cycles with low per capita income. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

New Fund Risk.
There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees or the Adviser may determine to liquidate the Fund. A liquidation can be initiated by the Board of Trustees without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

In addition, the Adviser may terminate the licensing agreement between the Adviser and IBD®, if the Fund does not reach certain minimum net assets as of the first 12 months of operation. If the License Agreement is terminated, it is likely that the Adviser would recommend to the Trustees that the Fund will be liquidated.

Performance Information
Because the Fund has been in operation for less than a calendar year, there is no performance information available at this time.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES*
(Fees paid directly from your investment)
Maximum Sales Load Imposed on Purchases	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed)**	2.00%
Deferred Sales Load	None

*Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.
**The redemption fee applies only to those shares that you have held for 30 days or less. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

CAN SLIM® Select Growth Fund

ANNUAL FUND OPERATING EXPENSES*
(Expenses that are deducted from Fund assets)
Management Fees	1.00%
Distribution and Service (12b-1) fees	0.25%
Other Expenses**	1.14%
Total Annual Fund Operating Expenses	2.39%
Less Fee Reduction and/or Expense Reimbursement*	(0.69%)
Net Annual Fund Operating Expenses	1.70%

* The Adviser has contractually agreed to reduce its fees and/or pay expenses of the Fund for at least the period shown in the Example below and for an indefinite period thereafter to ensure that the Fund’s total fund operating expenses will not exceed the net annual fund operating expenses amount shown. The Adviser reserves the right under certain circumstances to be reimbursed for any reduction of its fees or expenses paid on behalf of the Fund if the Fund’s expenses are less than the limit agreed to by the Fund. This contract may be terminated by the Board of Trustees at any time. The Adviser may request a reimbursement of any reduction in advisory fees or payment of expenses made by the Adviser within three years following the year to which the reduction or payment relates if the Fund’s expenses are less than the above limit agreed to by the Fund. Any such reimbursement is subject to Board of Trustees review and approval.
**Other expenses include custodian, transfer agency, and other customary Fund expenses.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same.

Please note that the figures below are based on the Fund’s net expenses resulting from the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$173	$536	$923	$2,009

PORTFOLIO HOLDINGS INFORMATION
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”). Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the Annual and Semi-Annual Report to Fund shareholders, and in quarterly holdings reports on Form N-Q. In addition, the Fund typically discloses its complete calendar quarter-end portfolio holdings and certain other portfolio characteristics on the Fund’s website at www.duncan-hurst.com within 10 business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filing with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website. The Annual and Semi-Annual Reports are available by contacting the Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 558-9105.

CAN SLIM® Select Growth Fund

INVESTMENT ADVISER
Duncan-Hurst Capital Management, L.P., 4365 Executive Drive, Suite 1520, San Diego, CA 92121, is the investment adviser to the Fund. The firm was founded by William H. “Beau” Duncan, Jr. in 1990. As of June 30, 2006, the investment adviser managed $700 million in a variety of growth equity strategies for institutional and individual investors. As the investment adviser, Duncan-Hurst Capital Management provides advice on buying and selling securities, furnishes the Fund with office space, and provides certain administrative services and personnel needs. For its services, the Fund pays the investment adviser a management fee at an annual rate of 1.00% of the Fund’s average daily net assets, payable on a monthly basis.

A discussion regarding the basis of the Board of Trustees’ approval of the investment advisory agreement with the Adviser is available in the Fund’s semi-annual report ended September 30, 2005.

Portfolio Managers
William H. “Beau” Duncan, Jr. is the lead portfolio manager for the Fund and has principal responsibility for investment decisions for the Fund. Mr. Duncan is the Founder, Chairman, Chief Executive Officer and Chief Investment Officer of the Adviser’s other accounts. Mr. Duncan has more than thirty-five years of investment experience specializing in growth equity strategies and he is the portfolio manager of the Small-Cap Growth Equity strategy and the Small/Mid-Cap Growth Equity strategy as well as the co-portfolio manager Mid-Cap Growth Equity strategy. Previously, he was Managing Director of Growth Equities at Pacific Century Advisers Inc. and a research analyst at both Security Pacific Bank and Bateman Eichler, Hill Richards, Inc. Mr. Duncan holds a B.S. in Aerospace Engineering from North Carolina State University and a M.B.A. in Finance from California State University.

James D. Peterson, CFA, is the co-portfolio manager for the Fund. Mr. Peterson is the portfolio manager for the Large-Cap Growth Equity strategy and the Adviser’s Core Growth strategies. He is also the co-portfolio manager of the Mid-Cap Growth Equity strategy. Mr. Peterson has over ten years of research and investment experience, including seven years at the Adviser. He also serves as the firm’s Director of Quantitative Research. Prior to joining the Adviser, he held the position of Senior Consultant at FactSet Research Systems (a financial data delivery firm) concentrating on quantitative research for growth managers. Mr. Peterson holds a B.S. in Finance and Economics from the University of Oregon. He has earned the right to use the Chartered Financial Analyst designation.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

Fund Expenses
The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce its fees and/or pay expenses of the Fund to ensure that the Fund’s aggregate annual operating expenses (excluding interest and tax expenses) will not exceed the limits set forth in the Fees and Expenses Table. This contract may be terminated by the Board of Trustees at any time. Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the Fund if requested by the Adviser in subsequent fiscal years. Under the expense limitation agreement, the Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

CAN SLIM® Select Growth Fund

Obtaining Fund Information
The Adviser maintains a website at www.duncan-hurst.com. The website is designed to provide you with information on the Fund such as the daily net asset value (“NAV”), performance, characteristics, and quarterly holdings.

Additionally, you can access information on the Fund twenty-four hours a day, seven days a week by calling the CAN SLIM® Select Growth Fund at (800) 558-9105. Shareholders may choose the automated information feature or, during regular business hours (9:00 a.m. to 8:00 p.m. Eastern time, Monday through Friday), speak with a representative.

Minimum Investments
You may open an account with a Minimum Initial Investment of $2,500. For retirement accounts, there is a Minimum Initial Investment of $2,000 and for Automatic Investment Plans (“AIP”), the Minimum Initial Investment is $250. For subsequent investments, the minimum investment is $100. The Fund may waive the minimum investment requirements from time to time.

Automatic Investment Plan
Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals through the AIP. This Plan provides a convenient method to have assets deducted automatically from your bank account, for investment into the Fund. In order to participate in the Plan, each purchase must be in the amount of $100 or more, and your financial institution must be a member of the Automated Clearing House (“ACH”) network. If your bank rejects your payment, the Fund’s transfer agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the AIP section on the Application Form or call the Fund’s transfer agent at 1-(800) 558-9105. Any request to change or terminate your AIP should be submitted to the transfer agent 5 days prior to effective date.

HOW TO BUY SHARES
There are several ways to purchase shares of the Fund. If you have questions about how to invest or about how to complete the Application Form, please call an account representative at (800) 558-9105. To open an account by wire, call (800) 558-9105 for instructions. After your account is open, you may add to it at any time. The Fund reserves the right to reject any purchase order. The Fund does not issue share certificates and the Fund’s shares are not registered for sale outside of the United States. Your order will not be accepted until the transfer agent has received the completed Application Form.

In compliance with the USA PATRIOT Act of 2001, please note that the transfer agent will verify certain information on your Application Form as part of the Fund’s Anti-Money Laundering Program. As requested on the Application Form, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Corporate, trust and other entity accounts require further documentation. Please contact the transfer agent at (800) 558-9105 if you need additional assistance when completing your Application Form.

If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

CAN SLIM® Select Growth Fund

By Mail
An account may be opened by sending your completed Application Form and check made out to CAN SLIM® Select Growth Fund for the investment amount. All purchases by check should be in U.S. dollars, drawn on U.S. banks. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s check in amount of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of Fund shares. The Transfer Agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept investments under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any investment.

If you wish to send your Application Form and check via an overnight delivery service (such as FedEx), delivery cannot be made to a post office box. Please send completed Application Form and check to:

For Regular Mail Delivery: CAN SLIM® Select Growth Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
For Overnight Delivery: CAN SLIM® Select Growth Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction and mail it together with a check made payable to the “CAN SLIM® Select Growth Fund” in the envelope provided with your statement or to the address noted above. You should write your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

By Telephone
After your initial purchase, you may make additional purchases by telephone. Simply call (800) 558-9105 and money can be transferred directly from your bank account (domestic financial institutions only) through the ACH to purchase Fund shares. In order to purchase Fund shares by telephone using the ACH network, an investor’s bank must first be a member of the ACH. The minimum amount you may transfer is $100. To receive the daily NAV for your telephone purchase, your order must be placed before the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time).

CAN SLIM® Select Growth Fund

By Wire Transfer
Prior to wiring any funds, you must notify U.S. Bancorp Fund Services, LLC of your intent to wire and to verify the wiring instructions to ensure proper credit when the wire is received. Please call (800) 558-9105 between 9:00 a.m. and 4:00 p.m., Eastern time on a day when the NYSE is open for trading. If you are making your first investment in the Fund, before you wire funds, the transfer agent must have a completed Application Form. You can mail or overnight deliver your Application Form to the transfer agent. Upon receipt of your completed Application Form, the transfer agent will establish an account for you. The account number assigned will be required as part of the instruction that should be given to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, and your name so that the wire can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, NA
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA Routing Number 075000022
For credit to U.S. Bancorp Fund Services, LLC
DDA #112-952-137
for further credit to CAN SLIM® Select Growth Fund
[shareholder name and account number]

Your bank may charge you a fee for sending a wire to the Fund.

Wired funds must be received prior to 4:00 pm Eastern time to be eligible for same day pricing. Neither the Fund nor U.S. Bank, N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Online Access
Application Forms and prospectuses are available online at www.dhcm.com/canslim. For additional information, please call (800) 558-9105.

By Payment In Kind
In certain situations, Fund shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition must be consistent with the Fund’s objective and otherwise acceptable to the Adviser. For further information, call the Fund at (800) 558-9105. If you purchase shares in this manner, you will realize a capital gain or loss for federal income tax purposes on each security tendered.

Purchases Through Financial Service Agents
You may purchase shares of the Fund through certain broker-dealers, banks or other intermediaries that have made arrangements with the Fund to sell its shares (collectively “Financial Service Agents”). Please contact your Financial Service Agent directly to determine if such institution has made satisfactory arrangements with the Fund. These Financial Service Agents may charge for their services. If you are investing through a Financial Service Agent, please refer to their program materials for any additional special provisions or conditions that may be different from those described in this Prospectus. Financial Service Agents have the responsibility of transmitting purchase orders and funds, and of crediting their customers’ accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus. When you place your order with such a Financial Service Agent, your order is treated as if you had placed it directly with the transfer agent. If the Financial Service Agent received your order prior to the close of the NYSE (generally 4:00 p.m. Eastern time) and submits it to the transfer agent in accordance with the arrangement, your order will receive that day’s NAV. If you purchase through a financial intermediary that has not entered into arrangements with the Fund, your order must be transmitted by the financial intermediary to the transfer agent prior to the close of trading on the NYSE. They are also responsible for keeping you advised regarding the status of your account and ensuring that you receive copies of the Prospectus.

CAN SLIM® Select Growth Fund

HOW TO SELL SHARES
In general, orders to sell or “redeem” shares may be placed either directly with the Fund or with the same Financial Service Agent that placed the original purchase order in accordance with the procedures established by that institution. Your Financial Service Agent is responsible for sending your order to the Fund’s transfer agent and for crediting your account with the proceeds. You may redeem part or all of the Fund’s shares on any business day that the Fund calculates its NAV. To redeem shares directly with the Fund, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the NYSE will be treated as though received on the next business day. Redemption requests for retirement plan accounts must be submitted in writing.

By Mail
You may redeem your shares by simply sending a written request to the Fund. You should state the name of the Fund, account name and number, amount of redemption and where to send the proceeds. The letter should be signed by all of the shareholders whose names appear on the account registration. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Send your redemption request to:

For Regular Mail Delivery: CAN SLIM® Select Growth Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
For Overnight Delivery: CAN SLIM® Select Growth Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By Telephone
If you complete the “Redemption by Telephone” portion of the Fund’s Application Form, you may redeem all or some of your shares by calling the Fund at (800) 558-9105 before the close of trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds will normally be sent on the next business day but no later than seven calendar days to the address that appears on the transfer agent’s records.

CAN SLIM® Select Growth Fund

Redemption proceeds will be sent by check to your address of record. If you request, redemption proceeds can also be wired to your bank account of record, or sent via electronic funds transfer through the ACH network to a pre-determined bank account. Wire charges, currently $15, will be deducted from your redemption proceeds. There is no charge to have proceeds sent via electronic funds transfer and proceeds are typically available in 2-3 business days. Telephone redemptions cannot be made if you notify the transfer agent of a change of address within 30 days before the redemption request or for redemptions in excess of $100,000. You may not use the telephone redemption for retirement plan accounts.

When you establish telephone privileges, you are authorizing the Fund and its transfer agent to act upon the telephone instructions of the person or persons you have designated on your account. Such persons may request that the shares in your account be redeemed. Redemption proceeds will be transferred to the bank account you have designated on your account. Before executing an instruction received by telephone, the Fund and the transfer agent will use reasonable procedures to confirm that the telephone instructions are genuine.

These procedures may include recording the telephone call and asking the caller for a form of personal identification. In order to arrange for telephone redemptions after an account has been opened, or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the transfer agent. The request must be signed by each shareholder of the account with the signatures guaranteed. Further documentation may be requested from corporations, executors, administrators, trustees and guardians. If the Fund and the transfer agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

After your account is opened, you may request telephone redemption privileges by calling (800) 558-9105 for instructions. If you did not elect the telephone redemption privilege on your Application Form, and wish to add it after your account is already open, you may request the option by submitting a written request with your signature(s) guaranteed. You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

Systematic Withdrawal Plan
As another convenience, you may redeem your Fund shares through the Systematic Withdrawal plan. If you elect this method of redemption, the Fund will send you a check, or will send the proceeds to your bank via electronic funds transfer through the ACH network. The minimum payment amount under the plan is $100. You may choose to receive the systematic withdrawal payment each month or calendar quarter, or on an annual basis. Your Fund account must have a value of at least $10,000 in order to participate in this plan. If your payment is made via electronic funds transfer, your bank must be an ACH member. There is no charge for this service.

A withdrawal under the Plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Redemptions In Kind
The Fund generally will pay sale proceeds in cash. However, in certain situations that make the payment of cash imprudent (to protect the Fund’s remaining shareholders) the Fund has the right to pay all or a portion of your redemption proceeds in readily marketable securities with a market value equal to the redemption price. In the unlikely circumstance your shares were redeemed in kind, you would be responsible to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption, and you would bear any market risks associated with such securities until they are converted into cash.

CAN SLIM® Select Growth Fund

The Fund’s Right to Redeem an Account.
The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $1,000 other than as a result of a decline in the NAV of the Fund or for market reasons. The Fund will provide shareholders with written notice 30 days’ prior to redeeming the shareholder’s account.

Short-Term Trading and Redemption Fees
The Fund is intended for long-term investors. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders. For these reasons, the Fund will assess a 2.00% fee on the redemption of Fund shares held for less than 30 days. The Fund will use the first-in, first-out (“FIFO”) method to determine the one-month holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 30 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions of each investment made by any shareholder that does not remain in the Fund for a 30 day period from the date of purchase. The fee is deducted from your proceeds and is retained by the Fund for the benefit of the long-term shareholders.

As of the date of this prospectus, the following shares of the Fund will not be subject to redemption fees:

•	Shares purchased through reinvested distributions (dividends and capital gains);
•	Shares redeemed under the Fund’s systematic programs such as the Systematic Withdrawal Plan or shares purchased under the Automatic Investment Plan;
•
Shares purchased through certain omnibus accounts or retirement plans, including, but not limited, to 401(k) and other employer-sponsored retirement plans (excluding IRA and other 1-person plans), that are currently unable to impose a redemption fee;

•	Shares redeemed by retirement plan participants due to:
1.	Death distributions,
2.	Employment termination withdrawals,
3.	Qualified Domestic Relations Order (“QDROs”),
4.	Retirement plan termination or restructuring,
•	Shares redeemed upon death of a shareholder;
•	Shares redeemed by the Fund;
•	Shares purchased by rollover and changes of account registration within the Fund;
•	Shares redeemed to return an excess contribution in an IRA account.

While the Fund makes every effort to collect redemption fees, the Fund may not always be able to track short-term trading effected through financial intermediaries.

CAN SLIM® Select Growth Fund

The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the Securities and Exchange Commission.

General Information
The transfer agent may require a signature guarantee for certain redemption requests such as redemption requests made payable to a name that is different than on the account statement or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. A signature guarantee of each owner is required in the following situations:

•	If ownership is changed on your account;

•	When redemption proceeds are sent to a different address than that registered on the account;

•	If the proceeds are to be made payable to someone other than the account’s owner(s);

•	When a redemption is transmitted by federal wire transfer to a bank other than the bank of record;

•	If a change of address request has been received by the transfer agent within the last 30 days;

•	For all redemptions in excess of $100,000;

•	Adding telephone redemption to an existing account; and

•	Adding or changing federal wire instructions on an account.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares with a wire, the Fund may delay payment of your redemption proceeds for up to 12 days from purchase.

Tools to Combat Frequent Transactions
The Fund is intended for long-term investors and does not accommodate frequent transactions. The Fund’s Board of Trustees has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps may include, among other things, monitoring trading activity, imposing redemption fees, and using fair value pricing, according to procedures determined by the Fund’s Board of Trustees, when the Adviser determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

The Fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by the Fund in its sole discretion. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Fund) and without prior notice. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

CAN SLIM® Select Growth Fund

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Fund does not have access to the underlying shareholder account information. However, the Fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

PRICING OF FUND SHARES
The net asset value, or NAV, of the Fund’s shares is calculated as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading, such as weekends and certain national holidays as disclosed in the SAI. The price of a Fund’s shares is based on the Fund’s NAV. This is done by adding up the total value of the Fund’s assets, subtracting any of its liabilities, and then dividing by the number of shares outstanding. The Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund’s liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares that have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the NAV next calculated after your order is received and accepted. Generally, you must follow the instructions for buying and redeeming Fund shares elsewhere in this prospectus for the Fund to accept your order.

Net Asset Value =	Total Assets Less Liabilities
Number of Shares Outstanding

The daily NAV is useful to you as a shareholder because it indicates the current value of your investment. The Fund’s NAV, multiplied by the number of shares that you own, will give you a dollar value of your investment in the Fund on that day.

Occasionally, events affecting the value of foreign securities or other securities held by the Fund occur when regular trading on foreign exchanges is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board of Trustees. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation. If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

CAN SLIM® Select Growth Fund

Trading in Foreign Securities.  Trading in foreign securities may be completed at times when the NYSE is closed. In computing the NAV of the Fund, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the NYSE, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available mean price between the closing bid and asked prices will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees. Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events would not be reflected in the computation of the Fund’s NAV. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith under the direction of the Board of Trustees.

RULE 12B-1 (DISTRIBUTION) PLAN
The Fund has adopted a distribution plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under the Distribution Plan, the Fund may pay as compensation up to an annual rate of 0.25% of its average daily net assets to the Adviser or other qualified recipient under the Distribution Plan. As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SERVICE FEES-OTHER PAYMENTS TO THIRD PARTIES
In addition to paying fees under the Fund’s 12b-1 Plan, the Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the Adviser. Such payments and compensation are in addition to the Rule 12b-1 fees and service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

DIVIDENDS, CAPITAL GAINS AND TAXES
The Fund will make annual distributions of dividends and capital gains, if any, at least annually typically at the end of the calendar year. Because of its investment strategies, the Fund expects that its distributions will primarily consist of capital gains. The Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

CAN SLIM® Select Growth Fund

You may choose from three distribution options: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash or by ACH to a pre-established bank account while reinvesting capital gain distributions in additional Fund shares; or (3) receive all distributions in cash or by ACH. If you wish to change your distribution option, write to U.S. Bancorp Fund Services, LLC before the payment date of the distribution. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs. If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of the Fund.

The Fund intends to make distributions of ordinary income and capital gains. In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan), as either ordinary income or capital gain. Dividends are taxable to you as ordinary income. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains. A portion of the ordinary income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

TAX CONSEQUENCES
Each year, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Fund.

FINANCIAL HIGHLIGHTS
This table below illustrates the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. “Total return” illustrates how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report and the Fund’s financial statements are included in the Annual Report dated March 31, 2006, which is available upon request.

CAN SLIM® Select Growth Fund

For a Capital Share Outstanding Throughout the Period

Period Ended March 31, 2006*
Net asset value, beginning of Period	$10.00

INCOME FROMINVESTMENT OPERATIONS
Net investment loss	(0.02)
Net realized and unrealized
gain (loss) on investments	1.44
Total from investment operations	1.42

LESS DISTRIBUTIONS
From net investment income	—
From net realized gain	—
Total distributions	—
Paid-in capital from redemption fees	0.00**
Net asset value, end of period	$11.42

Total return	14.20%^

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)	$73.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	2.39%+
After fees waived and expenses absorbed	1.70%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.68)%+
After fees waived and expenses absorbed	(0.99)% +

Portfolio turnover rate	117.71%^

* Fund commenced operations on September 26, 2005. ** Less than $0.01 per share. + Annualized. ^ Not annualized.

CAN SLIM® Select Growth Fund

CAN SLIM® Select Growth Fund

INVESTMENT ADVISER

Duncan-Hurst Capital Management, L.P.
4365 Executive Drive, Suite 1520
San Diego, CA 92121

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

UMB Bank, N.A.
928 Grand Boulevard
Kansas City, MO 64106

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

CAN SLIM® Select Growth Fund

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CAN SLIM® Select Growth Fund

GENERAL INFORMATION
For more detail on the Fund, you may request the Statement of Additional Information (“SAI”), which is incorporated by reference into this Prospectus. You can also find more information about the Fund’s investments in its annual and semi-annual reports to shareholders. These documents discuss market conditions and investment strategies that significantly affected the performance of the Fund during its most recent fiscal year.

For a free copy of the reports and the SAI, to request other information and to discuss your questions about the Fund, go to the Fund’s website at www.duncan-hurst.com, or contact the Fund at:

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: (800) 558-9105

You can review and copy information including the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-551-8090. Shareholder reports and other information about the Fund are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov, or
•	For a fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-0102, or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov

(The Trust’s SEC Investment Company Act file number is 811-05037)

CAN SLIM® Select Growth Fund

STATEMENT OF ADDITIONAL INFORMATION
July 24, 2006

CAN SLIM® Select Growth Fund, Advised by Duncan-Hurst Capital Management, L.P.
a series of
PROFESSIONALLY MANAGED PORTFOLIOS
4365 Executive Drive, Suite 1520
San Diego, CA 92121
(800) 558-9105

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated July 24, 2006, as may be revised, of the CAN SLIM® Select Growth Fund (the “Fund”), advised by Duncan-Hurst Capital Management, L.P. (the “Adviser”), a series of Professionally Managed Portfolios (the “Trust”). A copy of the Fund’s Prospectus is available by calling the number listed above.

TABLE OF CONTENTS

THE TRUST	2
INVESTMENT OBJECTIVES AND POLICIES	2
INVESTMENT RESTRICTIONS	20
DISTRIBUTIONS AND TAX INFORMATION	21
TRUSTEES AND EXECUTIVE OFFICERS	25
THE FUND’S INVESTMENT ADVISER	28
SERVICE PROVIDERS	32
THE FUND’S PRINCIPAL UNDERWRITER AND DISTRIBUTOR	33
DISTRIBUTION (RULE 12B-1 PLAN)	33
EXECUTION OF PORTFOLIO TRANSACTIONS	35
PORTFOLIO TURNOVER	37
MARKETING AND SUPPORT PAYMENTS	37
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	38
DETERMINATION OF SHARE PRICE	42
PERFORMANCE INFORMATION	43
PROXY VOTING POLICY	45
ANTI-MONEY LAUNDERING PROGRAM	46
PORTFOLIO HOLDINGS INFORMATION	46
GENERAL INFORMATION	48
FINANCIAL STATEMENTS	49
APPENDIX	50

THE TRUST

The Trust is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series that represent separate investment portfolios. This SAI relates only to the Fund.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee. The Fund commenced operations on September 26, 2005.

INVESTMENT OBJECTIVES AND POLICIES

The Fund has the investment objective of seeking long-term capital appreciation. The Fund is diversified (see fundamental investment restriction 7 under “Investment Restrictions”). Under normal market conditions, the Fund invests at least 80% of its net assets in securities and cash listed on or indicated by the CAN SLIM® Select List. Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Then the Fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified Fund under applicable federal laws.

The following information supplements the discussion of the Fund’s investment objectives and policies as set forth in its Prospectus. There can be no guarantee that the objective of the Fund will be attained.

Glossary of Permitted Investments

Equity Securities. The Fund may invest in equity securities consistent with the Fund’s investment objective and strategies. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Please see “Preferred Stock” below. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see “Convertible Securities and Warrants” below.

To the extent the Fund invests in the equity securities of small or medium-sized companies, it will be exposed to the risks of smaller sized companies. Small and medium-sized companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, services, markets or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, the performance of such securities can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

The Fund may invest in micro-capitalization companies. Micro-capitalization companies are even smaller and less seasoned and entail greater risk and volatility, but have more potential for rapid growth. Micro-capitalization companies will likely not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and will be more vulnerable to adverse business or economic developments in the market as a whole. In addition, many of these companies may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of the investment in the company. The securities of micro-capitalization companies, therefore, tend to be more volatile than the securities of larger, more established companies, as well as small- and medium-capitalization companies. Micro-capitalization company stocks also will be bought and sold less often and in smaller amounts than other stocks, making them less liquid than other securities. If the Fund wants to sell a large quantity of a micro-capitalization company’s stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time.

Preferred Stock. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities and Warrants. The Fund may invest in convertible securities and warrants, or similar rights. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security’s underlying common stock.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Investment Companies. The Fund may invest in shares of other investment companies in pursuit of its investment objective. This may include investments in money market mutual funds in connection with the Fund’s management of daily cash positions. The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, or its affiliated persons, as a whole. In addition to the advisory and operations fees the Fund bears directly in connection with its operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company’s advisory and operational expenses.

Exchange-Traded Funds. The Fund may also invest in Exchange-Traded Funds (“ETFs”) which are investment companies under the 1940 Act. ETFs are derivative securities whose value tracks a well-known securities index or basket of securities. The Fund’s investments in ETFs are subject to its limitations on investments in other investment companies. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that an ETF in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest are each granted licenses by agreement to use the indexes as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount.

Real Estate Investment Trusts. The Fund may invest up to 5% of its net assets in shares of Real Estate Investment Trusts (“REITs”). REITs are companies that develop, own or finance real estate. Most specialize in commercial property like apartments, offices, malls, clinics and warehouses. Some specialize in a city or region. Some finance real estate transactions by making loans or buying mortgages.

Risks Relating to REITs. REITs and real estate operating companies may be affected by changes in the value of their underlying properties or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In certain cases, the organizational documents of a REIT may grant the REIT’s sponsors the right to exercise control over the operations of the REIT even though the sponsor owns only a minority share; or a conflict of interest (for example, the desire to postpone certain taxable events) could influence a sponsor to not act in the best interests of the REIT’s shareholders. The organizational documents of many REITs also contain various anti-takeover provisions that could have the effect of delaying or preventing a transaction or change in control of the REIT that might involve a premium price for the REIT’s shares or otherwise may not be in the best interests of the REIT’s shareholders. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT or a real estate operating company may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

Equity-Linked Notes. The Fund may invest up to 5% of its net assets in equity-linked notes (“ELNs”). Various versions of ELNs include, among many others, Equity Participation Notes, Indexed Notes and Capital Guarantee Notes. ELNs are hybrid debt securities; that is, they represent both debt and equity combined into one instrument. ELNs generally have two to five-year maturities and are structured either as convertible into the underlying equity or as nonconvertible. Investments in ELNs allow for enhanced yield but are subject to limited upside appreciation potential based on movements of a single underlying common stock. Equity-linked notes and similar linked securities are debt instruments whose return on investment is tied to the equity markets and are typically issued by a company or financial institution. The return on equity-linked notes may be determined by an index, basket of stocks, or a single stock, and therefore possess the risks associated with those particular stocks. If the ELN is linked to foreign or non-dollar securities, they will possess those risks associated with foreign investments, including currency fluctuation risk. Please see “Foreign Investments and Currencies” below.

At maturity, the value of an ELN is usually determined as the lesser of the closing price of underlying stock and the initial ELN issue price, multiplied by a fixed or variable participation percentage. Because the company or financial institution issuing the ELN is essentially borrowing money from the purchase, investments in ELNs are subject to counterparty risk. Counterparty risk is the risk that the issuer of the ELN may fail to pay the full amount due at maturity or redemption. The Fund may also have difficulty disposing of ELNs because there may be certain restrictions on redemptions and there may be no readily available market or only a thin trading market in such securities, and are generally consider illiquid securities. As such, ELNs will generally be included in the calculation of the Fund’s 15% limitation on illiquid securities.

Foreign Investments and Currencies. The Fund may invest up to 25% of its net assets in securities of foreign issuers that are not publicly traded in the United States. The Fund may also invest without limit in securities of foreign issuers that are listed and traded on a domestic national securities exchange (see “Forward Currency Contracts,” below).

American Depository Receipts, European Depository Receipts and Global Depository Receipts. The Fund may invest in securities of foreign issuers in the form of American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and Global receipts evidencing a similar arrangement. ADRs, EDRs and GDRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics. The Adviser expects that many foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Emerging Markets. Some of the securities in which the Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

In considering whether to invest in the securities of a foreign company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the prospectus, depending on the Adviser’s assessment of prevailing market, economic and other conditions.

Options and Futures Strategies. The Fund may purchase put and call options and engage in the writing of covered call options and secured put options, and employ a variety of other investment techniques. Specifically, the Fund may engage in the purchase and sale of stock index future contracts and options on such futures, all as described more fully below. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

The Fund will engage in such transactions not only to hedge existing positions but may also enter for the purposes of speculation or leverage. The Fund will not engage in such options or futures transactions unless it receives any necessary regulatory approvals permitting it to engage in such transactions.

Limitations on Use. The Fund will limit its investment in each type of derivative instrument in the foregoing section to 5% of net assets. The Fund does not consider investments in derivative securities to be a principal investment strategy of the Fund. The Fund will not invest more than 10% of its total assets in derivative securities.

Options on Securities. To hedge against adverse market shifts, the Fund may purchase put and call options on securities held in its portfolio. In addition, the Fund may seek to increase its income in an amount designed to meet operating expenses or may hedge a portion of its portfolio investments through writing (that is, selling) “covered” put and call options. A put option provides its purchaser with the right to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during or at the end of the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option from the writer of the option at the stated exercise price. A covered call option contemplates that, for so long as the Fund is obligated as the writer of the option, it will own (1) the underlying securities subject to the option or (2) securities convertible into, or exchangeable without the payment of any consideration for, the securities subject to the option. The value of the underlying securities on which covered call options will be written at any one time by the Fund will not exceed 25% of the Fund’s total assets. The Fund will be considered “covered” with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it segregates liquid assets that are acceptable to the appropriate regulatory authority.

The Fund may purchase options on securities that are listed on securities exchanges or that are traded over-the-counter (“OTC”). As the holder of a put option, the Fund has the right to sell the securities underlying the option and as the holder of a call option, the Fund has the right to purchase the securities underlying the option, in each case at the option’s exercise price at any time prior to, or on, the option’s expiration date. The Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing sale transactions. In entering into a closing sale transaction, the Fund would sell an option of the same series as the one it has purchased.

The Fund receives a premium when it writes call options, which increases the Fund’s return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, the Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. The Fund receives a premium when it writes put options, which increases the Fund’s return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a put, the Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. Thus, in some periods, the Fund will receive less total return and in other periods greater total return from its hedged positions than it would have received from its underlying securities if unhedged.

In purchasing a put option, the Fund seeks to benefit from a decline in the market price of the underlying security, whereas in purchasing a call option, the Fund seeks to benefit from an increase in the market price of the underlying security. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the Fund will lose its investment in the option. For the purchase of an option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs. Because option premiums paid by the Fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause the Fund’s net asset value to be subject to more frequent and wider fluctuations than would be the case if the Fund did not invest in options.

The Fund may write options that are not covered by portfolio securities. This is regarded as a speculative investment technique that could expose the Fund to losses. The Fund will designate liquid securities in the amount of its potential obligation under uncovered options, and increase or decrease the amount of designated assets daily based on the amount of the then-current obligation under the option. This designation of liquid assets will not eliminate the risk of loss from writing the option but it will ensure that the Fund can satisfy its obligations under the option.

OTC Options. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker. This information is carefully monitored or caused to be monitored by the Adviser and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot affect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a covered OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Fund may purchase and write OTC put and call options in negotiated transactions. The staff of the Securities and Exchange Commission has previously taken the position that the value of purchased OTC options and the assets used as “cover” for written OTC options are illiquid securities and, as such, are to be included in the calculation of the Fund’s 15% limitation on illiquid securities. However, the staff has eased its position somewhat in certain limited circumstances. The Fund will attempt to enter into contracts with certain dealers with which it writes OTC options. Each such contract will provide that the Fund has the absolute right to repurchase the options it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of such formula may vary among contracts, the formula will generally be based upon a multiple of the premium received by the Fund for writing the option, plus the amount, if any, of the option’s intrinsic value. The formula will also include a factor to account for the difference between the price of the security and the strike price of the option. If such a contract is entered into, the Fund will count as illiquid only the initial formula price minus the option’s intrinsic value.

The Fund will enter into such contracts only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. Moreover, such primary dealers will be subject to the same standards as are imposed upon dealers with which the Fund enters into repurchase agreements.

Stock Index Options. In seeking to hedge all or a portion of its investment, the Fund may purchase and write put and call options on stock indices listed on securities exchanges, which indices include securities held in the Fund’s portfolio.

A stock index measures the movement of a certain group of stocks by assigning relative values to the securities included in the index. Options on stock indices are generally similar to options on specific securities. Unlike options on specific securities, however, options on stock indices do not involve the delivery of an underlying security; the option in the case of an option on a stock index represents the holder’s right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date.

When the Fund writes an option on a securities index, it will segregate liquid assets in an amount equal to the market value of the option, and will maintain while the option is open.

Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. If the Fund writes a stock index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written. The ability of the Fund to engage in closing purchase transactions with respect to stock index options depends on the existence of a liquid secondary market. Although the Fund generally purchases or writes stock index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the Fund desires to engage in such a transaction.

Risks Relating to Purchase and Sale of Options on Stock Indices. Purchase and sale of options on stock indices by the Fund are subject to certain risks that are not present with options on securities. Because the effectiveness of purchasing or writing stock index options as a hedging technique depends upon the extent to which price movements in the Fund’s portfolio correlate with price movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or writing of an option on a stock index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. In the event the Adviser is unsuccessful in predicting the movements of an index, the Fund could be in a worse position than had no hedge been attempted.

Stock index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in stock index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to the Fund. However, it will be the Fund’s policy to purchase or write options only on indices which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

Futures Contracts and Options on Futures Contracts. The Fund may purchase and sell stock index futures contracts. The purpose of the acquisition or sale of a futures contract by the Fund is to hedge against fluctuations in the value of its portfolio without actually buying or selling securities. The futures contracts in which the Fund may invest have been developed by and are traded on national commodity exchanges. Stock index futures contracts may be based upon broad-based stock indices such as the S&P 500 or upon narrow-based stock indices. A buyer entering into a stock index futures contract will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract. The Fund may assume both “long” and “short” positions with respect to futures contracts. A long position involves entering into a futures contract to buy a commodity, whereas a short position involves entering into a futures contract to sell a commodity.

The purpose of trading futures contracts is to protect the Fund from fluctuations in value of its investment securities without necessarily buying or selling the securities. Because the value of the Fund’s investment securities will exceed the value of the futures contracts sold by the Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund’s assets. No consideration is paid or received by the Fund upon trading a futures contract. Instead, upon entering into a futures contract, the Fund is required to deposit an amount of cash or U.S. government securities generally equal to 10% or less of the contract value. This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the price of the currency or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, the Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Each short position in a futures or options contract entered into by the Fund is secured by the Fund’s ownership of underlying securities. The Fund does not use leverage when it enters into long futures or options contracts; the Fund segregates, with respect to each of its long positions, liquid assets having a value equal to the underlying commodity value of the contract.

The Fund may trade stock index futures contracts to the extent permitted under rules and interpretations adopted by the Commodity Futures Trading Commission (the “CFTC”). U.S. futures contracts have been designed by exchanges that have been designated as “contract markets” by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of contract markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Fund intends to comply with CFTC regulations and avoid “commodity pool operator” or “commodity trading adviser” status.

Risks of Transactions in Futures Contracts and Options on Futures Contracts. There are several risks in using stock index futures contracts as hedging devices. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in stock indices or securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to stock index futures contracts, the risk of imperfect correlation increases as the composition of the Fund’s portfolio diverges from the securities included in the applicable stock index. It is possible that the Fund might sell stock index futures contracts to hedge its portfolio against a decline in the market, only to have the market advance and the value of securities held in the Fund’s portfolio decline. If this occurred, the Fund would lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, the Adviser believes that over time the value of the Fund’s portfolio will tend to move in the same direction as the market indices and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indices whose movements they believe will have a significant correlation with movements in the value of the Fund’s portfolio securities sought to be hedged.

Successful use of futures contracts by the Fund is subject to the ability of the Adviser to correctly predict movements in the direction of the market. If the Fund has hedged against the possibility of a decline in the value of the stocks held in its portfolio and stock prices increase instead, the Fund would lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Liquidity of Futures Contracts. The Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the Fund. The Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Fund, and the Fund realizes a loss or a gain. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although the Fund intends to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Risks and Special Considerations of Options on Futures Contracts. The use of options on stock index futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transactions costs). The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund’s portfolio assets. By writing a call option, the Fund becomes obligated to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, but the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures contracts may exceed the amount of the premium received.

The effective use of options strategies is dependent, among other things, on the Fund’s ability to terminate options positions at a time when the Adviser deems it desirable to do so. Although the Fund will enter into an option position only if the Adviser believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to affect closing transactions at any particular time or at an acceptable price. The Fund’s transactions involving options on futures contracts will be conducted only on recognized exchanges.

The Fund’s purchase or sale of put or call options on futures contracts will be based upon predictions as to anticipated market trends by the Adviser, which could prove to be inaccurate. Even if the expectations of the Adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund’s portfolio securities.

Investments in futures contracts and related options by their nature tend to be more short-term than other equity investments made by the Fund. The Fund’s ability to make such investments, therefore, may result in an increase in the Fund’s portfolio activity and thereby may result in the payment of additional transaction costs.

Swap Contracts

Types of Swaps. Swaps are a specific type of OTC derivative involving privately negotiated agreements with a trading counterparty. The Fund may use the following (i) long equity swap contracts: where the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities; (ii) short equity swap contacts: where the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; and (iii) contracts for differences: equity swaps that contain both a long and short equity component.

Uses. The Fund may use swaps for (i) traditional hedging purposes - short equity swap contracts used to hedge against an equity risk already present in the Fund; (ii) anticipatory purchase hedging purposes - where the Fund anticipates significant cash purchase transactions and enters into long equity swap contracts to obtain market exposure until such a time where direct investment becomes possible or can be made efficiently; (iii) anticipatory redemption hedging purposes - where the Fund expects significant demand for redemptions and enters into short equity swap contracts to allow it to dispose of securities in a more orderly fashion (iv) direct investment - where the Fund purchases (particularly long equity swap contracts) in place of investing directly in securities; (v) risk management - where the Fund uses equity swap contracts to adjust the weight of the Fund to a level the Adviser feels is the optimal exposure to individual markets, sectors and equities.

Limitations on Use. There is generally no limit on the use of swaps except to the extent such swaps are subject to the liquidity requirements of the Fund.

Risks Related to Swaps. Swaps may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indices. The Fund can use swaps for many purposes, including hedging and investment gain. The Fund may also use swaps as a way to efficiently adjust its exposure to various securities, markets, and currencies without having to actually sell current assets and purchase different ones. The use of swaps involves risks different from, or greater than the risks associated with investing directly in securities and other more traditional investments.

Swaps are subject to a number of risks described elsewhere in this section, including management risk, liquidity risk and the credit risk of the counterparty to the swaps contract. Since their value is calculated and derived from the value of other assets instruments or references, there is greater risk that the swap contract will be improperly valued. Valuation, although based on current market pricing data, is typically done by the counterparty to the swap contract. Swaps also involve the risk that changes in the value of the swaps may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track. Also suitable swaps transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit and Counterparty Risk. If the counterparty to the swap contract does not make timely principal interest or settle payments when due, or otherwise fulfill its obligations, the Fund could lose money on its investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase to sell due to a limited market or to legal restrictions, such that the Fund may be prevented from selling particular securities at the price at which the Fund values them. The Fund is subject to liquidity risk, particularly with respect to the use of swaps.

Management Risk. As noted above, the Adviser may also fail to use swaps effectively. For example, the Adviser may choose to hedge or not to hedge at inopportune times. This will adversely affect the Fund’s performance.

Forward Currency Contracts. The Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Repurchase Agreements. The Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

Borrowing. The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33-1/3% of the value of its total assets at the time of such borrowings. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Illiquid Securities. The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Adviser will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Trust’s Board of Trustees (hereinafter referred to as the “Board” or “Trustees”), to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Board may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

When-Issued Securities. The Fund may from time to time purchase securities on a “when-issued” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund’s intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund will segregate liquid securities equal in value to commitments for when-issued securities.

Short Sales. The Fund is authorized to make short sales of securities. In a short sale, the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from as little as one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

Short sales by the Fund create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

The Fund also must put in a segregated account an amount of cash or securities equal to the difference between (a) the market value of the securities sold short and (b) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). Until the Fund replaces the borrowed security, it must maintain daily the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short.

Short-Term Investments. The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its prospectuses, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in the Appendix.

Government Obligations. The Fund may make short-term investments in U.S. government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.

INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of that Fund’s outstanding voting securities as defined in the 1940 Act. The Fund may not:

1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b)  through the lending of its portfolio securities as described above, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

2. (a) Borrow money, except from banks. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

(b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.

3. Purchase securities on margin, participate in a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4. Purchase real estate, commodities or commodity contracts (As a matter of operating policy, the Board may authorize the Fund in the future to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

5. Invest 25% or more of the market value of its total assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.)

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures or repurchase transactions.

7. With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer and may not hold more than 10% of the voting securities of such issuer. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.)

The Fund observes the following policies, which are deemed non-fundamental and which may be changed without shareholder vote. The Fund may not:

1. Invest in any issuer for purposes of exercising control or management.

2. Invest in securities of other investment companies except as permitted under the 1940 Act.

3. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

4. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the prospectuses or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

The Fund will not make any change in its investment policy of investing at least 80% of its net assets in the investments alternatively, which includes cash and cash equivalents, suggested by the Fund’s name without first changing the Fund’s name and providing the Fund’s shareholders with at least 60 days’ prior notice.

DISTRIBUTIONS AND TAX INFORMATION

Distributions

Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually, as described in the Prospectus. Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to qualify and elect to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund’s policy is to distribute to shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes. To avoid the excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of ordinary income for such year, (ii) at least 98% of the excess of realized capital gains over realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. If the Fund fails to qualify as a regulated investment company, it may be taxed as a corporation.

The Fund’s net investment income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates, to the extent the Fund designates the amount distributed as a qualifying dividend. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund’s investment policies, it is expected that dividends from domestic corporations may be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction, if any, may be reduced or eliminated if Fund shares held by an individual investor are held for less than 61 days, or if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for qualified dividend income treatment for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss. In determining gain or loss from an exchange of Fund shares for shares of another mutual fund, the sales charge incurred in purchasing the shares that are surrendered will be excluded from their tax basis to the extent that a sales charge that would otherwise be imposed in the purchase of the shares received in the exchange is reduced. Any portion of a sales charge excluded from the basis of the shares surrendered will be added to the basis of the shares received. Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

The use of hedging strategies, such as entering into forward contracts, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

Any security or other position entered into or held by the Fund that substantially diminishes the Fund’s risk of loss from any other position held by the Fund may constitute a “straddle” for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

Certain forward contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are held by the Fund at the end of its taxable year generally will be required to be “marked to market” for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency forward contracts is treated as ordinary income or loss. Some part of the Fund’s gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

The Fund will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Fund.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax on amounts constituting ordinary income.

This discussion and the related discussion in the Prospectus has been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.

TRUSTEES AND EXECUTIVE OFFICERS

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series subject to the Trustees’ supervision. The Trustees approve all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, the Administrator, Custodian and Transfer Agent.

The Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	1	Allegiant Funds.
Wallace L. Cook (born 1939) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Financial Consultant, formerly Senior Vice President, Rockefeller Trust Co.; Financial Counselor, Rockefeller & Co.	1	None.
Carl A. Froebel (born 1938) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services); formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).	1	None.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Steven J. Paggioli (born 1950) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	1	Trustee, Managers Funds; Trustee, Managers AMG Funds; Director, Guardian Mutual Funds.
Rowley W.P. Redington (born 1944) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	President, Intertech Computer Services Corp. (computer services and consulting).	1	None.
Officers of the Trust
Robert M. Slotky (born 1947) 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since August 2002. Indefinite Term; Since September 2004 Indefinite Term; Since December 2005.	Vice President, U.S. Bancorp Fund Services, LLC, since July 2001; formerly, Senior Vice President, ICA (May 1997-July 2001).	1	Not Applicable.
Eric W. Falkeis (born 1973) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since August 2002.	Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services, LLC since 1997; formerly, Chief Financial Officer, Quasar Distributors, LLC. (2000-2003).	1	Not Applicable.
Angela L. Pingel (born 1971) 615 East Michigan St. Milwaukee, WI 53202	Secretary	Indefinite Term; Since December 2005.	Counsel, U.S. Bancorp Fund Services LLC, since 2004; formerly, Associate, Krukowski & Costello, S.C., (2002-2004); formerly, Vice President - Investment Operations, Heartland Advisors, Inc. (1994-2002).	1	Not Applicable

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act.
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to  the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes.

Compensation

Independent Trustees, for the fiscal year ended March 31, 2006, received an annual retainer of $10,000 and a fee of 5,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,500 for any special meeting attended. The Chairman of the Board receives an additional annual retainer of $8,000. Trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or Officer from the portfolios of the Trust.

Name of Person/Position	Aggregate Compensation From the Fund [1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex[2] Paid to Trustees
Dorothy A. Berry, Trustee	$842	None	None	$842
Wallace L. Cook, Trustee	$648	None	None	$648
Carl A. Froebel, Trustee	$648	None	None	$648
Rowley W.P. Redington, Trustee	$648	None	None	$648
Steve J. Paggioli, Trustee[3]	$648	None	None	$648

1 For the fiscal year ended March 31, 2006.2 There are currently numerous portfolios comprising the Trust. The term “Fund Complex” applies only to the Fund. For the fiscal year ended March 31, 2006, Trustees’ fees and expenses in the amount of $157,000 were allocated to the Trust.

3 Prior to December 1, 2005 Mr. Paggioli was an Interested Trustee of the Trust.

Trust Committees

The Trust has three standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee, and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Nominating Committee did not have a reason to meet during the Fund’s prior fiscal year. The Nominating Committee will consider nominees nominated by shareholders. Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee is comprised of all of the Trustees who are not “interested persons” as defined under the 1940 Act (“Independent Trustees”). It does not include interested Trustees of the Trust. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. The Audit Committee has met once with respect to the Fund during the Fund’s last fiscal year.

The Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. The Valuation Committee did not have a reason to meet during the Fund’s last fiscal year with respect to the Fund.

Trustee Ownership of Fund Shares, Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.

As of June 30, 2006, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, neither the Independent Trustees who are “not interested” persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediate family, own securities beneficially or of record in the Adviser, the distributor or an affiliate of the Adviser or distributor as of December 31, 2005. Accordingly, as of December 31, 2005, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Adviser, distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount exceeds $60,000 and to which the Adviser, the distributor or any affiliate thereof was a party. As of June 30, 2006 the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Principal Shareholders and Control Persons of the Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94101	12.77%	Record

THE FUND’S INVESTMENT ADVISER

As stated in the Prospectus, investment advisory services are provided to the Fund by Duncan-Hurst Capital Management, L.P., the Adviser, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser is controlled by Mr. William H. “Beau” Duncan, Jr.

After the initial two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days’, nor less than 30 days’, written notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Adviser on not more than 60 days’, nor less than 30 days’, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly, based on a rate equal to 1.00% of the Fund’s average daily net assets as specified in the Fund’s Prospectus. However, the Adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Fund and/or to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table (the “expense cap”). Any such reductions made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon the Board’s subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.

For the fiscal period from September 26, 2006 to March 31, 2006, the Adviser received the following advisory fees:

2006
Advisory Fees Received	$47,041

Portfolio Managers

Mr. William H. Duncan, Jr. serves as the lead Portfolio Manager of the Fund. Mr. Duncan has been with the Adviser for 16 years and has 35 years of industry experience specializing in growth equities. He founded the Adviser in 1990 and has acted as the Chairman, CEO and CIO of the Adviser since the Adviser was founded. Mr. Duncan also manages separate accounts for the Adviser using a Small-Cap Growth Equity strategy, a Small/Mid-Cap Growth Equity strategy, and is the co-manager of the Mid-Cap Growth equity strategy. The following provides information regarding other accounts managed by Mr. Duncan as of March 31, 2006:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$73 Million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	11	$327 Million	0	$0

Mr. Duncan’s compensation as the Fund’s Portfolio Manager is a fixed salary that is set by industry standards. Mr. Duncan’s salary is not based on Fund performance, but he does receive a bonus and deferred compensation as part of his compensation. Bonuses are calculated based on his ownership share of profits in the Adviser, and the Adviser’s deferred compensation plan is an award of ownership interest in the Adviser. The growth in the value of those interests represents deferred compensation plan for the recipients of those awards. Mr. Duncan also participates in a 401(k) retirement plan, and receives cash from his sale of Class I stock in which other portfolio managers are participating in the Adviser’s profit sharing program.

Mr. James D. Peterson, CFA also acts as the co-portfolio manager of the Fund. He also manages separate accounts for the Adviser using the Mid-Cap Core Growth Equity strategy and Large-Cap Core Growth Equity strategy, is the co-manager of the Mid-Cap Growth Equity strategy and Large Cap Growth Equity strategy, and is the Adviser’s Director of Quantitative Research. In addition, Mr. Peterson has over ten years of research and investment experience, including seven years with the Adviser. The following provides information regarding other accounts managed by Mr. Peterson as of March 31, 2006:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$73 Million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	9	$91 Million	0	$39 Million

Mr. Peterson’s compensation as the Fund’s Portfolio Manager is also a fixed salary that is set by industry standards. Mr. Peterson’s salary is not based on Fund performance, but he does receive a bonus, deferred compensation and participates in a 401(k) retirement plan as part of his compensation. There is a bonus pool for the investment team members that is determined by the profit of the Adviser available at year-end. The Adviser’s management committee has the discretion of setting the percentage of the pool and it is awarded based on individual performance during the year. The Adviser’s deferred compensation plan is an award of ownership interest. The growth in the value of those interests represents deferred compensation plan for the recipients of those awards. Mr. Peterson may receive, at the discretion of the management committee, a percentage of the Adviser’s profits from the accounts he manages.

Because the Adviser performs investment management services for various clients, certain conflicts of interest could arise. The Adviser may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Fund. The Adviser will have no obligation to purchase or sell for the Fund, or to recommend for purchased or sale by the Fund, any security that the Adviser, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price. Where the Adviser buys or sells the same security for two or more clients, we may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

As of March 31, 2006, Mr. Duncan and Mr. Peterson beneficially owned shares of the Fund as follows:

Name of Portfolio Manager	Dollar Range of Fund Shares (None, $1-$10,000, $10,001-$50,000, $50,001- $100,000, $100,001-$500,001, $500,001-$1,000,000, Over $1,000,000)
William H. Duncan, Jr.	$500,000-$1,000,000
James D. Peterson	$10,000-$50,000

SERVICE PROVIDERS

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”), provides administrative services to the Fund pursuant to an Administration Agreement. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund’s ability to sell shares in all states where they currently do, or intend to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund’s servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund’s daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. Pursuant to the Administration Agreement, the Administrator received from the Fund 0.20% of average net assets on the first $75 million of Fund assets, 0.15% of average net assets on the next $75 million, 0.10% of average net assets on $150 to $200 million and 0.05% on the balance, all subject to an annual minimum fee of $35,000. The Administrator also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements. The Administrator and the distributor are affiliated entities under the common control of U.S. Bancorp.

During the fiscal period from September 26, 2006 to March 31, 2006, the Administrator received the following fees:

2006
Administrator Fees Received	$33,916

Custodian

UMB Bank, National Association, 928 Grand Boulevard, Kansas City, Missouri 64106, (the “Custodian”) is custodian for the securities and cash of the Fund. Under the Custodian Agreement, UMB Bank, National Association holds the Fund’s portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund whose services include auditing the Fund’s financial statements and the performance of related tax services. Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441 is counsel to the Fund and provides counsel on legal matters relating to the Fund.

THE FUND’S PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), serves as principal underwriter and distributor for the Fund. Pursuant to a distribution agreement between the Fund and the Distributor, the Distributor provides certain administration services and promotes and arranges for the sale of the Fund’s shares. The Distributor is a registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (“NASD”).

The Distribution Agreement continues in effect for periods not exceeding one year if approved at least annually by (i) the Board or the vote of a majority of the outstanding shares of the applicable Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated without penalty by the parties thereto upon sixty days’ written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

DISTRIBUTION (RULE 12B-1 PLAN)

As noted in the Fund’s prospectus, the Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 promulgated pursuant to the 1940 Act (the “Distribution Plan”). Under the Distribution Plan, the Fund pays a fee for distribution services (the “Distribution Fee”) at an annual rate of 0.25% of the Fund’s average daily net asset value. The Distribution Plan provides that the Fund may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of its shares, subject to the terms of the Distribution Plan, or to provide certain shareholder services. The activities intended to promote the Fund’s shares may also benefit the other Fund indirectly.

The Distribution Fee is payable regardless of the distribution-related expenses actually incurred. Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by the Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

The Fund may use the Distribution Fee to pay for services covered by the Distribution Plan including, but not limited to, advertising, license fees for the use of the CAN SLIM® Select name, compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares, the printing and mailing of prospectuses, statements of additional information and reports to other than current Fund shareholders, the printing and mailing of sales literature pertaining to the Fund, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable.

The “CAN SLIM® Select” mark has been licensed to the Adviser by Investor’s Business Daily, Inc. (“IBD®”) for use in connection with the Fund pursuant to a License Agreement (the “License Agreement”). The Adviser, in turn, has sublicensed to the Fund its rights to use the mark pursuant to a Sublicense Agreement (the “Sublicense Agreement”). Under the Sublicense Agreement, the Fund has agreed to pay all fees payable by the Fund under the Distribution Plan in exchange for the sublicense of the mark and certain advertising services to be provided by IBD® under the License Agreement. The Sublicense Agreement terminates, among other events, upon termination of the License Agreement. The initial term of the License Agreement is effective until September 21, 2009 and the License Agreement is automatically renewed for successive two-year renewal terms, unless terminated at the end of any initial or renewal term by either party upon 90 days’ written notice prior to the expiration of such term, or unless earlier terminated by either party under certain other circumstances pursuant to the provisions of the License Agreement. In the event the License Agreement or the Sublicense Agreement is terminated, the Fund generally must cease further use of the mark and association of the Fund with the mark. If the Fund can no longer use the mark, the Fund may be unable to pursue its investment strategy.

The Distribution Plan provides that it will continue from year to year upon approval by the majority vote of the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the Distribution Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, currently cast in person at a meeting called for that purpose. It is also required that the Trustees who are not “interested persons” of the Fund, select and nominate all other Trustees who are not “interested persons” of the Fund. The Distribution Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund shares outstanding. All material amendments to the Distribution Plan or any related agreements must be approved by a vote of a majority of the Board of Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment. The Fund is entitled to exclusive voting rights with respect to matters concerning the Distribution Plan as it relates to such Fund.

The Distribution Plan requires that the Fund provide to the Board of Trustees, at least quarterly, a written report on the amounts and purpose of any payment made under the Distribution Plan. The Board of Trustees is also required to be furnished with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Distribution Plan should be continued. With the exception of the Adviser, no “interested person” of the Fund, as defined in the 1940 Act, and no Qualified Trustee of the Fund has or had a direct or indirect financial interest in the Distribution Plan or any related agreement.

As noted above, the Distribution Plan provides the Fund the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services). The payments made by the Fund to these financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries. These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals. In addition to the ongoing asset-based fees paid to these financial intermediaries under the Fund’s Distribution Plan, the Fund may, from time to time, make payments under the Distribution Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for its employees. In addition, the Fund may make payments under the Distribution Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

To the extent these asset-based fees and other payments made under the Distribution Plan to these financial intermediaries for the distribution services they provide to the Fund exceed the distribution fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Fund. In addition, the Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge. In connection with its participation in such platforms, the Adviser may use all or a portion of the Distribution fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s shares. In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

During the fiscal period from September 26, 2006 to March 31, 2006, the Fund paid fees of $246,615 to the Distributor, of which $18,568 was for compensation to broker-dealers, $204,448 was for expenses related to advertising and marketing material, $14,639 was for printing and postage and $8,960 was for other expenses.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which brokers and dealers will be used to execute the Fund’s portfolio transactions.

In placing portfolio transactions, the Adviser as a matter of policy and practice, uses its best efforts to choose a broker or dealer that will provide the most favorable price and execution available (known as “best execution”). The Adviser believes best execution is a process, not necessarily a statistic that can be quantifiably measured. Therefore, the Adviser considers many factors to determine best execution. Some of the factors used in the analysis include, but are not limited to: commission rates, timely order execution, ability to obtain liquidity, maintaining anonymity, trading hours, capital commitment, reliability and reputation of broker, efficient and accurate clearance and settlement process, proprietary research, access to road shows and research analysts, and account for soft dollar arrangements.

Where the Adviser determines that more than one broker can provide best execution, the Adviser may also consider whether one or more of such brokers has provided or is willing to provide “research,” services or products (as defined under section 28(e) of Securities Exchange Act of 1934) to the Adviser, even if the commissions the Fund will pay are higher than the lowest commission available. This is known as paying for those services or products with “soft dollars.” Because “research” services or products may benefit the Adviser, the Adviser may be considered to have a conflict of interest in allocating brokerage business, including an incentive to cause the Fund to effect more transactions than it might otherwise do. A federal statute protects investment advisers from liability for such conflicts of interest as long as, among other things, the adviser determines in good faith that the commissions paid are reasonable in light of the value of both the brokerage services and the research acquired. For these purposes, “research” includes all services or products the Adviser uses to lawfully and appropriately assist it in discharging its investment advisory duties. Examples of the types of research services and products the Adviser may acquire include economic surveys, data and analyses; financial publications; recommendations or other information about particular companies and industries (through research reports and otherwise); financial database software and services, analytical software used in investment analysis and decision making. The Adviser may use soft dollars from the Fund’s securities transactions to acquire research services or products that are not directly useful to the Fund and that may be useful to the Adviser in advising other clients. The Adviser will not receive hard dollar credits or if the Adviser does, the amount of such credits would be immaterial.

The Adviser manages a number of accounts with substantially the same objectives as the Fund’s and other accounts with objectives that are similar in some respects to those of the Fund. As a result, purchases and sales of the same security are often acceptable and desirable for the Fund and for other accounts the Adviser manages at the same time. The Adviser attempts to allocate transaction and investment opportunities among the Fund and its clients on an equitable basis, considering each account’s objectives, programs, limitations and capital available for investment. However, transactions for such other accounts could differ in substance, timing and amount from transactions for the Fund. To the extent the Fund and other accounts seek to acquire the same security simultaneously, the Fund may not be able to acquire as large a portion of the security as they desire, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell a security at the same time sales are being made for other of the Adviser’s clients. When the Fund and one or more of such accounts seek to buy or sell the same security simultaneously, each day’s transactions in the security will be allocated among the Fund and the other accounts in a manner the Adviser deems equitable, generally based on order size, each participating account will receive the average price and will bear a proportionate share of all transactions costs, based on the size of that account’s order. This could have a detrimental effect on the price or value the Fund receives in transactions. However, it is believed that over time the Fund’s ability to participate in volume transactions and a systematic approach to allocating transaction opportunities is equitable and results in better overall executions for the Fund.

For the fiscal period from September 26, 2006 to March 31, 2006, the Fund paid $188,360 in brokerage commissions with respect to portfolio transactions. Of such amount $63,612 was paid to firms for research, statistical or other services provided to the Adviser.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. (See “Execution of Portfolio Transactions.)

MARKETING AND SUPPORT PAYMENTS

The Fund’s Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments. Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events. The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

As of March 31, 2006 the Adviser did not provide additional cash payments or other compensation to any financial intermediaries.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund’s Prospectuses regarding the purchase and redemption of the Fund’s shares.

How to Buy Shares

You may purchase shares of the Fund from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Fund’s daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

Buying Shares by Payment in Kind

In certain situations, Fund shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser. For further information, call the Fund at (800) 558-9105.

The public offering price of the Fund’s shares is the net asset value. The Fund receives the net asset value. Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form as discussed in the Fund’s Prospectus. In most cases, in order to receive that day’s public offering price, the transfer agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange (“NYSE”). If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day’s public offering price. Orders are in proper form only after funds are converted to U.S. funds.

The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a wire to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem or exchange by telephone, until 12 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments and the redemption fee for certain fiduciary and retirement plan accounts, for employees of the Adviser or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

How to Sell Shares

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative. The Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for Fund shares redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Fund’s Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment. In this circumstance, the Fund may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Fund.

Selling Shares Directly to the Fund

Send a signed letter of instruction to the transfer agent. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day’s net asset value, the transfer agent must receive your request before the close of regular trading on the NYSE.

Selling Shares Through your Investment Representative

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services. If you sell shares having a net asset value greater than $100,000 a signature guarantee is required.

If you want your redemption proceeds sent to an address other than your address as it appears on the transfer agent’s records, a signature guarantee is required. The Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the transfer agent for details.

Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.

Delivery of Proceeds

The Fund generally sends you payment for your shares the business day after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Telephone Redemptions

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the shareholder’s latest Account Application or as otherwise properly specified to the Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectuses, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemption Fee

The Fund is intended for long-term investors. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders. For these reasons, the Fund will assess a 2.00% fee on the redemption and exchange of Fund shares held for less than 30 days. The Fund will use the first-in, first-out (“FIFO”) method to determine the 30 day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 30 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions of each investment made by shareholder that does not remain in the Fund for a 30 day period from the date of purchase. The fee is deducted from your proceeds and is retained by the Fund for the benefit of the long-term shareholders. This fee is paid to the Fund to help offset transaction costs and administrative expenses. If you purchased shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. This fee does not apply to Fund shares acquired through the reinvestment of dividends. The Fund reserves the right to change the terms and amount of this fee upon at least 60 days’ notice to shareholders.

Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for less than 30 days, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

The following shares of the Fund will not be subject to redemption fees:

•	Shares purchased through reinvested distributions (dividends and capital gains);

•	Shares redeemed under the Fund’s systematic programs such as the Systematic Withdrawal Plan or shares purchased under the Automatic Investment Plan ;

•
Shares purchased through certain omnibus accounts or retirement plans, including, but not limited, to 401(k) and other employer-sponsored retirement plans (excluding IRA and other 1-person plans), that are currently unable to impose a redemption fee;

•	Shares redeemed by retirement plan participants due to:

1.	Death distributions,
2.	Employment termination withdrawals,
3.	Qualified Domestic Relations Order (“QDROs”), or
4.	Retirement plan termination or restructuring;

•	Shares redeemed upon death of a shareholder;

•	Shares redeemed by the Fund;

•	Shares redeemed to return an excess contribution in an IRA account.

While the Fund makes every effort to collect redemption fees, the Fund may not always be able to track short-term trading effected through financial intermediaries. The Fund reserves the right to change the terms and amount of this fee upon at least 60 days’ notice to shareholders.

The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the Securities and Exchange Commission.

Redemptions-in-Kind

Subject to compliance with applicable regulations, the Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

DETERMINATION OF SHARE PRICE

As noted in the Prospectus, the net asset value of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund does not expect to determine the net asset value of shares on any day when the NYSE is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the net asset value per share.

In valuing the Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the mean between the bid and asked prices on such day. Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Readily marketable securities traded only in the over-the-counter market and not on Nasdaq are valued at the most recent trade price. All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Trading in foreign securities markets is normally completed well before the close of the NYSE. In addition, foreign securities trading may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which the Fund’s net asset value is not calculated. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of net asset value unless the Adviser deems that the particular event would affect net asset value, in which case an adjustment will be made pursuant to procedures adopted by the Board to fair value securities. Assets or liabilities expressed in foreign currencies are translated, in determining net asset value, into U.S. dollars based on the spot exchange rates, or at such other rates as the Adviser, pursuant to fair value procedures adopted by the Board, may determine to be appropriate. Under the procedures adopted by the Board, the Valuation Committee may meet or other procedures, including the use of an outside pricing service, may be implemented.

The net asset value of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share. An example of how the Fund calculates its net asset value per share as of March 31, 2006 is as follows:

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$73,678,441	=	$11.42
6,449,568

PERFORMANCE INFORMATION

Performance information in the Fund’s Prospectus is calculated in accordance with the methods discussed below.

Average Annual Total Return

Average annual total return quotations used in the Fund’s Prospectus are calculated according to the following formula:

P(1+T)n = ERV

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ERV” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the Prospectus will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the Prospectus. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions)

The Fund’s quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

P (1+T)n = ATVD

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The Fund’s quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P (1+T)n = ATVDR

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”) reasonably designed to ensure that proxies are voted in the best interests of the Fund and Intended to enhance the economic value of the assets of the Fund. The Adviser utilizes the resources of an independent research consultant in the formulation of its voting decisions.

Certain of the Adviser’s proxy voting guidelines are summarized below:

•	Vote AGAINST proposals to require supermajority shareholder vote;
•	Vote FOR shareholder proposals to ask a company to submit its poison pill for shareholder ratification;
•	Vote AGAINST shareholder proposals to improve mandatory retirement age for outside directors; and
•	Vote AGAINST proposals to change a mutual fund’s fundamental investment objective to nonfundamental.

Although many proxy proposals can be voted in accordance with the Adviser’s proxy voting guidelines, some proposals will require special consideration, and the Adviser will make a decision on a case-by-case basis in these situations.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict as follows:

•	To the extent that the Adviser has little or no discretion to deviate from its guidelines on the proposal in question, Adviser shall vote in accordance with such pre-determined guideline.

•
To the extent the Adviser is making a case-by-case determination under its proxy voting guidelines, the Adviser will disclose the conflict to the Board and obtain the Board’s consent to vote or direct the matter to an independent third party, selected by the Board, for a vote determination. If the Board’s consent or the independent third party’s determination is not received in a timely manner, the Adviser will abstain from voting the proxy.

The Trust is required to file Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX for the Fund will be available without charge, upon request, by calling toll-free (800) 558-9105 and on the SEC’s website at www.sec.gov.

ANTI-MONEY LAUNDERING PROGRAM

The Trust, on behalf of the Fund, has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor, underwriter, and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PORTFOLIO HOLDINGS INFORMATION

The Trust on behalf of the Fund has adopted portfolio holdings disclosure policies (“Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Fund. The Adviser has also adopted the Policies. Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with these Policies. The Adviser and the Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Policies, which would be for a legitimate business purposes and would always include a duty of confidentiality and a duty not to trade on such information in the case of non-public disclosures. The Adviser and the Board also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, Distributor, or any other affiliated person of the Fund. After due consideration, the Adviser and the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Policies. The Board also authorized the Adviser or appointed officers to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Policies, Codes of Ethics and other relevant policies of the Fund’s and their service providers by the Trust’s Chief Compliance Officer (“CCO”), (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under Investment Company Act), and (3) by considering to approve any amendment to these Policies. The Board reserves the right to amend the Policies at any time without prior notice in their sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Fund discloses its calendar quarter-end holdings on its website at www.duncan-hurst.com within 10 business days of the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person, including rating and ranking organizations such as Lipper and Morningstar, at the same time that it is filed with the SEC or one day after it is first published on the Fund’s website.

The Adviser may not receive compensation in connection with the disclosure of information about Fund portfolio securities. In the event of a conflict between the interests of the Fund and the interests of Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Fund’s Board of Trustees at the end of the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed including a duty not to trade non-public information: Fund Administrator, fund accountant, custodian, transfer agent, independent registered public accounting firm, counsel to the Fund or the Trustees (current parties are identified in this SAI), broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, in accordance with the Policies, when the Fund has a legitimate business purpose, and the third party recipient is subject to a confidentiality agreement which includes a duty not to trade on non-public information. Portfolio holdings disclosure may be approved under the Policies by the Trust’s CCO, Treasurer or President.

In no event shall the Adviser, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

GENERAL INFORMATION

The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. All shares issued are fully paid and non-assessable by the Trust. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust’s Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Trust, the Adviser and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of these entities to invest in securities that may be purchased or held by the Fund.

FINANCIAL STATEMENTS

The annual report to shareholders for the Fund for the fiscal year ended March 31, 2006 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

APPENDIX
COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1”.

PART C
(CAN SLIM® Select Growth Fund)

OTHER INFORMATION

Item 23. Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 27, 2005.

(b)	Amended and Restated By-Laws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 18, 2003.

(c)	Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.

(d)
Investment Advisory Agreement dated August 31, 2005 between the Trust and the CAN SLIM® Select Growth Fund is herein incorporated by reference from the from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 21, 2005.

(e)
Form of Distribution Agreement dated October 1, 2001 between the Trust, on behalf of the CAN SLIM® Select Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 128 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 12, 2002.

(f)	Bonus, profit sharing contracts - None.

(g)
Form of Custodian Agreement between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and U.S. Bank, National Association is herein incorporated by reference from the Post-Effective Amendment No. 149 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on March 28, 2003.

(h)	(i)
Form of Fund Administration Servicing Agreement between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 128 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 12, 2002.

(ii)	Form of Fund Accounting Servicing Agreement between the Trust, on behalf of, the CAN SLIM® Select Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 128 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 12, 2002.

(iii)	Form of Transfer Agent Agreement between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 128 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 12, 2002.

(iv)	Operating Expense Limitation Agreement dated August 31, 2005 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Duncan-Hurst Capital Management, L.P., is herein incorporated by reference to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission.

(i)
Opinion and Consent of Counsel dated September 21, 2005 by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 21, 2005.

(j)	(i)	Consent of Independent Registered Public Accounting Firm - filed herewith.

(ii)	Powers of Attorney dated June 19, 2006 is herein incorporated by reference from the Post-Effective Amendment No. 258 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on June 28, 2006.

(k)	Omitted Financial Statements - None.

(l)	Initial Capital Agreements - None.

(m)
Form of Share Marketing Plan pursuant to Rule 12b-1 on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on September 21, 2005.

(n)	Rule 18f-3 Plan - None.

(o)	Reserved.

(p)	(i)	Code of Ethics for Professionally Managed Portfolio’s (the “Trust”), is herein incorporated by reference from the Post-Effective Amendment No. 186 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 24, 2005.

(ii)(a)	Code of Ethics for Duncan-Hurst Capital Management, L.P., is herein incorporated by reference from the Post-Effective Amendment No. 217 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 29, 2005.

(ii)(b)	Code of Ethics for the Distributor, Quasar Distributors, LLC. is herein incorporated by reference from the Post-Effective Amendment No. 124 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on October 23, 2001.

Item 24. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002). With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26. Business and Other Connections of the Investment Advisor.

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 31, 2006. The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27. Principal Underwriter.

(a)     Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	The Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Julius Baer Investment Funds
Allied Asset Advisors Funds	The Kensington Funds
Alpine Equity Trust	Kiewit Investment Fund L.P.
Alpine Income Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Brandes Investment Trust	Masters’ Select Funds
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brazos Mutual Funds	MDT Funds
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Buffalo Funds	Monetta Trust
Buffalo Balanced Fund, Inc.	The MP 63 Fund, Inc.
Buffalo High Yield Fund, Inc.	MUTUALS.com
Buffalo Large Cap Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo USA Global Fund, Inc.	Nicholas Fund, Inc.
Country Mutual Funds Trust	Nicholas High Income Fund, Inc.
Cullen Funds Trust	Nicholas II, Inc.
Everest Funds	Nicholas Limited Edition, Inc.
FFTW Funds, Inc.	Nicholas Money Market Fund, Inc.
First American Funds, Inc.	Permanent Portfolio Funds
First American Investment Funds, Inc.	Perritt Funds, Inc.
First American Strategy Funds, Inc.	Perritt MicroCap Opportunities Fund, Inc.
Fort Pitt Capital Funds	PRIMECAP Odyssey Funds
The Glenmede Fund, Inc.	Professionally Managed Portfolios
The Glenmede Portfolios	Prudent Bear Funds, Inc.
Greenspring Fund	The Purisima Funds
Guinness Atkinson Funds	Rainier Investment Management Mutual Funds
Harding, Loevner Funds, Inc.	Rockland Trust

The Hennessy Funds, Inc.	Summit Mutual Funds, Inc.
Hennessy Mutual Funds, Inc.	Thompson Plumb Funds, Inc.
Hotchkis and Wiley Funds	TIFF Investment Program, Inc.
Intrepid Capital Management Funds Trust	Trust For Professional Managers
Jacob Internet Fund Inc.	Wexford Trust

(b)     To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	Treasurer
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c) Not applicable.

Item 28. Location of Accounts and Records.

                 The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	UMB, N. A. 928 Grand Avenue Kansas City, MO 64106
Registrant’s Investment Advisor	Duncan-Hurst Capital Management, Inc. 4365 Executive Drive, Suite 1520 San Diego, CA 92121

Item 29. Management Services Not Discussed in Parts A and B.

               Not Applicable.

Item 30. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 13th day of July, 2006.

Professionally Managed Portfolios

By: Robert M. Slotky*
                                                                                                                       Robert M. Slotky
                                                                                                                       President

Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on July 13, 2006.

Signature	Title

Steven J. Paggioli* Steven J. Paggioli	Trustee

Dorothy A. Berry* Dorothy A. Berry	Trustee

Wallace L. Cook* Wallace L. Cook	Trustee

Carl A. Froebel* Carl A. Froebel	Trustee

Rowley W. P. Redington* Rowley W. P. Redington	Trustee

Robert M. Slotky* Robert M. Slotky	President

Eric W. Falkeis Eric W. Falkeis	Treasurer and Principal Financial and Accounting Officer

* By /s/ Eric W. Falkeis Eric W. Falkeis Attorney-in-Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Auditors	EX-99.j